Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Changes in carrying amounts of goodwill
The following tables provide details about the changes in the carrying amounts of goodwill for the years ended December 31, 2025 and 2024. BCE’s groups of CGUs for purposes of goodwill impairment testing correspond to our reporting segments.

For the year ended December 31, 2025	Note	Bell CTS Canada	Bell CTS U.S.	Bell Media	BCE
Cost
January 1, 2025		8,266	—	3,127	11,393
Acquisitions and disposition	4	20	3,022	(53)	2,989
Net foreign exchange differences		—	(19)	—	(19)
December 31, 2025		8,286	3,003	3,074	14,363
Accumulated impairment
January 1, 2025		—	—	(1,132)	(1,132)
December 31, 2025		—	—	(1,132)	(1,132)
Net carrying amount
January 1, 2025		8,266	—	1,995	10,261
December 31, 2025		8,286	3,003	1,942	13,231

For the year ended December 31, 2024	Note	Bell CTS	Bell Media	BCE
Cost
January 1, 2024		8,099	2,843	10,942
Acquisitions	4	167	284	451
December 31, 2024		8,266	3,127	11,393
Accumulated impairment
January 1, 2024		—	—	—
Impairment losses	8	—	(1,132)	(1,132)
December 31, 2024		—	(1,132)	(1,132)
Net carrying amount
January 1, 2024		8,099	2,843	10,942
December 31, 2024		8,266	1,995	10,261

Key assumptions used to estimate the recoverable amounts
The following table shows the key assumptions used to estimate the recoverable amounts of our groups of CGUs.

	Assumptions used
Groups of CGUs	Perpetuity growth rate	Discount rate
Bell CTS Canada	1.5%	7.0%
Bell CTS U.S.	3.5%	9.0%
Bell Media	0.5%	10.8%